Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 6,251
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	5,907
Gross book value of intangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,712
Increases	441
Decreases	(35)
Other movements & transfer.	0
Currency translation	2
Property, plant and equipment at end of period	16,119
Gross book value of intangible assets | Fixtures, fittings and installations | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,321
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	3,321
Gross book value of intangible assets | Buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,798
Increases	124
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	8,923
Gross book value of intangible assets | Technical equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,327
Increases	68
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	2,395
Gross book value of intangible assets | Office and IT equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,043
Increases	114
Decreases	0
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	1,159
Gross book value of intangible assets | Transport equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34
Increases	0
Decreases	(35)
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	0
Gross book value of intangible assets | Transport equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	0
Gross book value of intangible assets | Tangible assets in progress | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	44
Increases	124
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	168
Gross book value of intangible assets | Prepayments on tangible assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	144
Increases	10
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	155
Accumulated depreciation of intangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9,461)
Increases	(785)
Decreases	35
Other movements & transfer.	0
Currency translation	(2)
Property, plant and equipment at end of period	(10,212)
Accumulated depreciation of intangible assets | Fixtures, fittings and installations | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,274)
Increases	(155)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,428)
Accumulated depreciation of intangible assets | Buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,448)
Increases	(497)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(4,945)
Accumulated depreciation of intangible assets | Technical equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,750)
Increases	(97)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(1,847)
Accumulated depreciation of intangible assets | Office and IT equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(955)
Increases	(36)
Decreases	0
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	(992)
Accumulated depreciation of intangible assets | Transport equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(34)
Increases	0
Decreases	35
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	0
Accumulated depreciation of intangible assets | Transport equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	0
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Increases	(344)
Decreases	€ 0